UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21670
Investment Company Act File Number
Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.5%(1)

Security	Shares	Value
Aerospace & Defense — 2.2%
General Dynamics Corp.	102,885	$7,942,722
Lockheed Martin Corp.	71,800	5,975,196

		$13,917,918

Air Freight & Logistics — 0.8%
FedEx Corp.	55,167	$5,152,598

		$5,152,598

Beverages — 4.1%
Coca-Cola Co. (The)	180,872	$9,947,960
PepsiCo, Inc.	242,245	16,026,929

		$25,974,889

Biotechnology — 2.2%
Amgen, Inc.(2)	169,415	$10,124,241
Celgene Corp.(2)	58,743	3,639,716

		$13,763,957

Capital Markets — 0.9%
Goldman Sachs Group, Inc.	35,046	$5,979,899

		$5,979,899

Chemicals — 0.7%
Air Products and Chemicals, Inc.	24,411	$1,805,193
Monsanto Co.	32,878	2,348,147

		$4,153,340

Commercial Banks — 1.7%
PNC Financial Services Group, Inc.	52,840	$3,154,548
U.S. Bancorp	123,773	3,203,245
Wells Fargo & Co.	145,818	4,537,856

		$10,895,649

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	159,167	$5,480,120

		$5,480,120

Communications Equipment — 6.0%
Cisco Systems, Inc.(2)	929,599	$24,197,462
QUALCOMM, Inc.	328,360	13,787,836

		$37,985,298

Computers & Peripherals — 10.2%
Apple, Inc.(2)	110,608	$25,985,138
Hewlett-Packard Co.	292,214	15,531,174
International Business Machines Corp.	183,276	23,505,147

		$65,021,459

Consumer Finance — 0.7%
American Express Co.	111,832	$4,614,188

		$4,614,188

Diversified Financial Services — 0.5%
Bank of America Corp.	174,724	$3,118,823

		$3,118,823

Security	Shares	Value
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	40,247	$1,039,983

		$1,039,983

Electric Utilities — 0.3%
American Electric Power Co., Inc.	54,914	$1,876,961

		$1,876,961

Electrical Equipment — 1.3%
Emerson Electric Co.	169,696	$8,542,497

		$8,542,497

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	422,911	$8,547,031

		$8,547,031

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	82,554	$5,238,877

		$5,238,877

Food & Staples Retailing — 3.2%
CVS Caremark Corp.	184,998	$6,763,527
Wal-Mart Stores, Inc.	250,205	13,911,398

		$20,674,925

Food Products — 2.6%
Nestle SA	134,351	$6,884,410
Nestle SA ADR	188,169	9,634,253

		$16,518,663

Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	85,459	$4,973,714
Boston Scientific Corp.(2)	390,598	2,820,117
Covidien PLC	79,571	4,000,830
HeartWare International, Inc.(2)	83,850	3,728,205
Thoratec Corp.(2)	119,294	3,990,384
Zimmer Holdings, Inc.(2)	61,450	3,637,840

		$23,151,090

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.	76,776	$2,220,362
Fresenius Medical Care AG & Co. KGaA ADR	51,174	2,873,932
VCA Antech, Inc.(2)	124,509	3,489,987

		$8,584,281

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	109,710	$4,265,525
McDonald’s Corp.	58,970	3,934,478

		$8,200,003

Household Durables — 1.7%
Tempur-Pedic International, Inc.(2)	132,738	$4,003,378
Whirlpool Corp.	79,456	6,932,536

		$10,935,914

Household Products — 3.9%
Colgate-Palmolive Co.	126,071	$10,748,814
Procter & Gamble Co.	226,908	14,356,469

		$25,105,283

Industrial Conglomerates — 1.7%
3M Co.	41,657	$3,481,275
General Electric Co.	417,869	7,605,216

		$11,086,491

Security	Shares	Value
Insurance — 1.2%
Lincoln National Corp.	110,919	$3,405,213
Prudential Financial, Inc.	74,096	4,482,808

		$7,888,021

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(2)	69,030	$9,369,442

		$9,369,442

Internet Software & Services — 4.1%
Akamai Technologies, Inc.(2)	134,818	$4,234,633
Google, Inc., Class A(2)	28,194	15,986,280
VeriSign, Inc.(2)	230,592	5,997,698

		$26,218,611

IT Services — 1.1%
MasterCard, Inc., Class A	26,948	$6,844,792

		$6,844,792

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(2)	80,434	$4,137,525

		$4,137,525

Machinery — 3.5%
Danaher Corp.	94,624	$7,561,404
Deere & Co.	57,156	3,398,496
Illinois Tool Works, Inc.	166,531	7,886,908
PACCAR, Inc.	81,661	3,539,188

		$22,385,996

Media — 1.7%
Walt Disney Co. (The)	302,205	$10,549,977

		$10,549,977

Metals & Mining — 3.5%
BHP Billiton, Ltd. ADR	48,605	$3,903,954
Freeport-McMoRan Copper & Gold, Inc.	61,433	5,132,113
Goldcorp, Inc.	269,142	10,017,465
United States Steel Corp.	52,143	3,312,123

		$22,365,655

Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	90,829	$2,681,272

		$2,681,272

Multiline Retail — 0.7%
Target Corp.	81,684	$4,296,578

		$4,296,578

Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	68,600	$4,996,138
Apache Corp.	31,120	3,158,680
Chevron Corp.	45,000	3,412,350
Exxon Mobil Corp.	64,194	4,299,714
Hess Corp.	43,844	2,742,442
Occidental Petroleum Corp.	46,920	3,966,617
Peabody Energy Corp.	69,335	3,168,610

		$25,744,551

Personal Products — 0.7%
Avon Products, Inc.	125,015	$4,234,258

		$4,234,258

Security	Shares	Value
Pharmaceuticals — 7.8%
Abbott Laboratories	188,083	$9,908,212
Bristol-Myers Squibb Co.	264,864	7,071,869
Johnson & Johnson	186,102	12,133,850
Merck & Co., Inc.	51,368	1,918,595
Pfizer, Inc.	463,910	7,956,057
Shire PLC ADR	83,351	5,497,832
Teva Pharmaceutical Industries, Ltd. ADR	81,359	5,132,126

		$49,618,541

Real Estate Investment Trusts (REITs) — 0.2%
AvalonBay Communities, Inc.	9,707	$838,199
Boston Properties, Inc.	7,325	552,598

		$1,390,797

Road & Rail — 0.8%
CSX Corp.	97,386	$4,956,947

		$4,956,947

Semiconductors & Semiconductor Equipment — 3.7%
ASML Holding NV ADR	118,976	$4,211,750
Atheros Communications, Inc.(2)	207,536	8,033,719
Broadcom Corp., Class A	57,015	1,891,758
Intel Corp.	333,428	7,422,107
Tessera Technologies, Inc.(2)	108,631	2,203,037

		$23,762,371

Software — 6.4%
McAfee, Inc.(2)	95,250	$3,822,382
Microsoft Corp.	876,835	25,664,960
Oracle Corp.	366,140	9,406,137
Salesforce.com, Inc.(2)	28,619	2,130,685

		$41,024,164

Specialty Retail — 3.5%
Best Buy Co., Inc.	128,395	$5,461,923
Gap, Inc. (The)	102,897	2,377,950
Home Depot, Inc.	185,056	5,986,562
Staples, Inc.	200,572	4,691,379
TJX Companies, Inc. (The)	85,972	3,655,529

		$22,173,343

Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands, Inc.(2)	155,217	$4,318,137
NIKE, Inc., Class B	59,931	4,404,928

		$8,723,065

Tobacco — 1.1%
Philip Morris International, Inc.	131,043	$6,835,203

		$6,835,203

Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A(2)	80,167	$3,415,916

		$3,415,916

Total Common Stocks (identified cost $554,657,004)		$654,177,162

Short-Term Investments — 1.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(3)	$7,376	$7,376,401

Total Short-Term Investments (identified cost $7,376,401)		$7,376,401

Total Investments — 103.6% (identified cost $562,033,405)		$661,553,563

Covered Call Options Written — (3.6)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
3M Co.	250	$85.00	4/17/10	$(13,250)
Abbott Laboratories	1,225	55.00	5/22/10	(49,000)
Air Products and Chemicals, Inc.	170	75.00	6/19/10	(45,475)
Akamai Technologies, Inc.	880	26.00	5/22/10	(511,280)
Amazon.com, Inc.	415	130.00	4/17/10	(288,425)
American Electric Power Co., Inc.	385	35.00	5/22/10	(13,475)
American Express Co.	670	43.00	4/17/10	(14,740)
American Tower Corp., Class A	485	45.00	4/17/10	(7,275)
AmerisourceBergen Corp.	500	30.00	5/22/10	(25,000)
Amgen, Inc.	1,020	57.50	4/17/10	(267,240)
Amgen, Inc.	375	60.00	5/22/10	(75,000)
Anadarko Petroleum Corp.	550	70.00	5/22/10	(286,000)
Apache Corp.	190	110.00	4/17/10	(2,850)
Apple, Inc.	145	200.00	4/17/10	(510,255)
Apple, Inc.	740	210.00	4/17/10	(1,872,200)
ASML Holding NV ADR	715	35.00	4/17/10	(100,100)
AT&T, Inc.	260	25.00	4/17/10	(22,620)
Atheros Communications, Inc.	1,560	37.50	6/19/10	(546,000)
Avon Products, Inc.	815	31.00	4/17/10	(232,275)
Bank of America Corp.	1,400	17.00	5/22/10	(179,200)
Baxter International, Inc.	555	57.50	5/22/10	(122,100)
Best Buy Co., Inc.	835	37.00	4/17/10	(457,580)
BHP Billiton, Ltd. ADR	315	80.00	5/22/10	(116,550)
Boston Properties, Inc.	3	70.00	4/17/10	(1,776)
Boston Scientific Corp.	2,540	8.00	5/22/10	(50,800)
Bristol-Myers Squibb Co.	1,855	26.00	6/19/10	(278,250)
Broadcom Corp., Class A	370	32.00	5/22/10	(88,060)
Carnival Corp.	660	35.00	4/17/10	(257,400)
Celgene Corp.	115	57.50	4/17/10	(52,900)
Celgene Corp.	270	60.00	4/17/10	(67,500)
Chevron Corp.	315	75.00	6/19/10	(85,995)
Cisco Systems, Inc.	2,330	24.00	4/17/10	(466,000)
Cisco Systems, Inc.	5,110	25.00	4/17/10	(592,760)
Coca Cola Co. (The)	1,175	55.00	5/22/10	(159,800)
Colgate-Palmolive Co.	1,010	80.00	5/22/10	(570,650)
Corning, Inc.	2,750	18.00	5/22/10	(665,500)
Covidien PLC	480	50.00	4/17/10	(48,000)
CSX Corp.	635	47.00	5/22/10	(292,100)
CVS Caremark Corp.	1,205	34.00	5/22/10	(373,550)
Danaher Corp.	710	80.00	6/19/10	(198,800)
Deere & Co.	430	60.00	6/19/10	(136,310)
Emerson Electric Co.	1,275	48.00	6/19/10	(446,250)
Exxon Mobil Corp.	385	70.00	4/17/10	(4,235)
FedEx Corp.	110	80.00	4/17/10	(148,500)
FedEx Corp.	335	85.00	4/17/10	(284,750)
Freeport-McMoRan Copper & Gold, Inc.	400	80.00	5/22/10	(264,000)
Fresenius Medical Care AG & Co. KGaA ADR	310	55.00	4/17/10	(46,500)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Gap, Inc. (The)	775	$23.00	6/19/10	$(91,450)
General Dynamics Corp.	670	70.00	5/22/10	(509,200)
General Electric Co.	3,135	18.00	6/19/10	(313,500)
Goldman Sachs Group, Inc.	210	170.00	4/17/10	(79,800)
Google, Inc., Class A	200	560.00	6/19/10	(609,800)
Hanesbrands, Inc.	935	25.00	4/17/10	(285,175)
Hess Corp.	285	65.00	5/22/10	(46,740)
Hewlett-Packard Co.	1,900	50.00	5/22/10	(741,000)
Home Depot, Inc.	1,205	30.00	5/22/10	(308,480)
Illinois Tool Works, Inc.	1,085	47.50	4/17/10	(81,375)
Intel Corp.	2,170	21.00	4/17/10	(299,460)
International Business Machines Corp.	370	125.00	4/17/10	(136,900)
International Business Machines Corp.	1,100	135.00	4/17/10	(8,800)
Johnson & Johnson	1,120	65.00	4/17/10	(76,160)
Lincoln National Corp.	665	28.00	4/17/10	(182,875)
Lockheed Martin Corp.	540	85.00	6/19/10	(132,300)
MasterCard, Inc., Class A	200	260.00	4/17/10	(51,000)
McAfee, Inc.	715	40.00	6/19/10	(139,425)
McDonald’s Corp.	140	65.00	4/17/10	(26,880)
McDonald’s Corp.	305	67.50	6/19/10	(43,920)
Merck & Co., Inc.	310	40.00	4/17/10	(1,550)
Microsoft Corp.	875	29.00	4/17/10	(56,000)
Microsoft Corp.	4,825	30.00	4/17/10	(110,975)
Microsoft Corp.	1,315	30.00	5/22/10	(93,365)
Monsanto Co.	200	85.00	4/17/10	(1,400)
NIKE, Inc., Class B	360	65.00	4/17/10	(309,600)
Occidental Petroleum Corp.	305	80.00	5/22/10	(192,150)
Oracle Corp.	2,750	25.00	6/19/10	(398,750)
PACCAR, Inc.	530	36.00	5/22/10	(402,800)
Peabody Energy Corp.	350	46.00	4/17/10	(49,000)
PepsiCo, Inc.	1,455	62.50	4/17/10	(552,900)
Pfizer, Inc.	3,250	18.00	6/19/10	(97,500)
Philip Morris International, Inc.	982	50.00	6/19/10	(328,970)
PNC Financial Services Group, Inc.	345	55.00	5/22/10	(163,875)
Procter & Gamble Co.	1,815	62.50	4/17/10	(206,910)
Prudential Financial, Inc.	555	55.00	6/19/10	(371,850)
Public Service Enterprise Group, Inc.	635	30.00	6/19/10	(47,625)
QUALCOMM, Inc.	2,135	41.00	4/17/10	(296,765)
Salesforce.com, Inc.	215	75.00	5/22/10	(79,980)
Schlumberger, Ltd.	540	65.00	5/22/10	(105,840)
Shire PLC ADR	505	60.00	4/17/10	(308,050)
Staples, Inc.	1,405	24.00	6/19/10	(115,913)
Target Corp.	490	50.00	4/17/10	(130,340)
Tessera Technologies, Inc.	710	20.00	4/17/10	(67,450)
Teva Pharmaceutical Industries, Ltd. ADR	240	60.00	4/17/10	(78,960)
Teva Pharmaceutical Industries, Ltd. ADR	370	60.00	6/19/10	(159,100)
Thermo Fisher Scientific, Inc.	565	50.00	6/19/10	(186,450)
TJX Companies, Inc. (The)	515	40.00	4/17/10	(136,475)
U.S. Bancorp	930	25.00	6/19/10	(158,100)
United States Steel Corp.	340	55.00	4/17/10	(300,900)
VCA Antech, Inc.	935	25.00	6/19/10	(313,225)
VeriSign, Inc.	1,730	26.00	6/19/10	(224,900)
Wal-Mart Stores, Inc.	500	52.50	4/17/10	(157,000)
Wal-Mart Stores, Inc.	1,255	55.00	6/19/10	(228,410)
Walt Disney Co. (The)	1,965	31.00	4/17/10	(786,000)
Waste Management, Inc.	955	35.00	4/17/10	(19,100)
Wells Fargo & Co.	875	29.00	4/17/10	(189,000)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Whirlpool Corp.	595	$90.00	6/19/10	$(224,315)
Zimmer Holdings, Inc.	430	60.00	6/19/10	(95,675)

Total Covered Call Options Written (premiums received $18,353,831)				$(23,249,684)

Other Assets, Less Liabilities — 0.0%				$(21,701)

Net Assets — 100.0%				$638,282,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at March 31, 2010 has been segregated as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $2,448 and $0, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$565,509,870

Gross unrealized appreciation	$114,519,937
Gross unrealized depreciation	(18,476,244)

Net unrealized appreciation	$96,043,693

Written call options activity for the fiscal year to date ended March 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	108,628	$21,426,773
Options written	105,448	20,013,187
Options terminated in closing purchase transactions	(82,494)	(16,369,778)
Options exercised	(706)	(159,085)
Options expired	(34,861)	(6,557,266)

Outstanding, end of period	96,015	$18,353,831

At March 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $23,249,684.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$74,248,322	$—		$—	$74,248,322
Consumer Staples	92,458,811	6,884,410		—	99,343,221
Energy	30,983,428	—		—	30,983,428
Financials	33,887,377	—		—	33,887,377
Health Care	99,255,376	18		—	99,255,394
Industrials	71,522,567	—		—	71,522,567
Information Technology	209,403,726	—		—	209,403,726
Materials	26,518,995	—		—	26,518,995
Telecommunication Services	4,455,899	—		—	4,455,899
Utilities	4,558,233	—		—	4,558,233

Total Common Stocks	$647,292,734	$6,884,428	*	$—	$654,177,162

Short-Term Investments	$—	$7,376,401		$—	$7,376,401

Total Investments	$647,292,734	$14,260,829		$—	$661,553,563

Liability Description

Covered Call Options Written	$(23,249,684)	$—		$—	$(23,249,684)

Total	$(23,249,684)	$—		$—	$(23,249,684)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 24, 2010